Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.3%
Security	Principal Amount (000's omitted)	Value
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	$958	$ 1,001,371
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	201	201,486
Alinea CLO Ltd., Series 2018-1A, Class E, 11.544%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	2,000	1,990,000
Allegany Park CLO Ltd., Series 2019-1A, Class ER, 11.682%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	1,004,471
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.767%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	2,000	1,990,546
AMSR Trust, Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,007,700
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.001%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	2,005,994
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.434%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	4,000	4,010,828
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.263%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	3,000	2,995,890
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class B1, 8.43%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	6,000	6,035,232
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 9.549%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,506,678
Barings CLO Ltd.:
Series 2018-1A, Class D, 11.063%, (3 mo. SOFR + 5.762%), 4/15/31(1)(2)	5,000	4,991,221
Series 2024-3A, Class E, 11.148%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	2,000,000
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 9.622%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,021,175
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 8.894%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,969,018
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 11.236%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,377,259
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.144%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,000	4,915,860
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class E, 10.894%, (3 mo. SOFR + 5.612%), 4/20/31(1)(2)	3,000	3,008,865
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class DR, 8.547%, (3 mo. SOFR + 3.262%), 1/17/32(1)(2)	$2,000	$ 2,003,916
Series 2018-16A, Class E, 12.247%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	2,000	2,014,148
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DR, 8.632%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	2,008,504
Series 2020-22A, Class ER, 12.212%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,009,572
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.413%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	1,000	1,004,522
Betony CLO 2 Ltd., Series 2018-1A, Class D, 11.167%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	3,000	2,957,181
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, (3 mo. SOFR + 4.25%), 10/20/37(1)(3)	1,500	1,505,625
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 6.544%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	2,404	2,404,293
Series 2015-3A, Class DR, 10.944%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,897,912
Series 2016-3A, Class ER, 11.534%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	953,502
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 9.044%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,511,746
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.001%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,212
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.832%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	999,746
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.032%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	2,009,654
Bridge Trust:
Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	14,428	13,994,026
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)(4)	2,915	2,631,704
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)(4)	1,000	919,942
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,050,148
Bryant Park Funding Ltd., Series 2024-22A, Class D, 9.613%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,009,708

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 11.313%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	$4,000	$ 3,887,668
Series 2016-2A, Class ER, 11.563%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	980,238
Series 2017-1A, Class E, 11.813%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	1,000	988,894
Series 2018-1A, Class E, 11.313%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,949,594
Series 2022-1A, Class D, 8.486%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,902,377
Carlyle C17 CLO Ltd., Series C17A, Class DR, 11.517%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,000	2,962,446
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.063%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,000	1,002,597
Series 2014-3RA, Class D, 10.925%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,000	1,973,680
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class CR, 8.501%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,753,224
Series 2019-4A, Class DR, 11.901%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,009,690
Series 2022-AA, Class C, 8.832%, (3 mo. SOFR + 3.55%), 4/20/35(1)(2)	3,000	3,012,834
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.144%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,005,354
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(5)	7,600	6,873,230
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(5)	2,075	1,802,088
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(5)	11,000	9,561,964
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(5)	1,150	967,634
Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(5)	5,000	3,846,171
Crown City CLO III, Series 2021-1A, Class C, 8.844%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	1,002,090
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 12.394%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	2,004,096
Dryden CLO Ltd., Series 2018-55A, Class E, 10.963%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	943,805
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 11.801%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	2,000	2,009,746
Elmwood CLO 14 Ltd., Series 2022-1A, Class D, 8.432%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	2,010,968
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 9.082%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	$2,000	$ 2,029,862
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, (3 mo. SOFR + 2.85%), 10/18/37(1)(3)	3,000	3,011,250
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 8.439%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,302,478
Series 2020-3A, Class ERR, 11.239%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	1,003,279
Empower CLO Ltd., Series 2024-1A, Class D1, 9.061%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,018,081
FirstKey Homes Trust:
Series 2021-SFR1, Class F1, 3.238%, 8/17/38(1)	3,000	2,784,591
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	3,712	3,443,992
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	4,339	4,018,406
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	5,939	5,410,351
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	11,380,623
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	8,409,065
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,250	6,376,899
Galaxy 31 CLO Ltd., Series 2023-31A, Class D, 10.551%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	2,300	2,348,249
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 8.875%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,002,760
Series 2024-33A, Class E, 11.975%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,305,916
Galaxy XXI CLO Ltd.:
Series 2015-21A, Class DR, 8.194%, (3 mo. SOFR + 2.912%), 4/20/31(1)(2)	5,000	4,989,425
Series 2015-21A, Class ER, 10.794%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	4,000	4,012,380
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,913	7,026,406
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 9.347%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	3,000	3,012,309
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.382%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,008,822
Golub Capital Partners CLO 53B Ltd.:
Series 2021-53A, Class D, 8.594%, (3 mo. SOFR + 3.312%), 7/20/34(1)(2)	2,000	2,003,624
Series 2021-53A, Class E, 12.244%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,000	1,004,560

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	$3,500	$ 3,549,675
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 11.415%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	2,000	2,010,942
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 9.017%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,515,747
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.944%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,006,198
Highbridge Loan Management, Series 3A-2014, Class DR, 12.041%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,750	2,752,162
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	23,648	21,789,226
ICG U.S. CLO Ltd., Series 2018-2A, Class E, 11.294%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	1,000	881,796
KKR SFR Warehouse Participation, 8.843%, (30-day SOFR Average + 3.50%), 12/13/24(2)	13,475	13,477,585
Loandepot GMSR Master Trust, Series 2018-GT1, Class A, 8.992%, (1 mo. SOFR + 3.664%), 10/16/25(1)(2)	24,000	23,881,793
Madison Park Funding XVII Ltd., Series 2015-17A, Class ER, 12.044%, (3 mo. SOFR + 6.762%), 7/21/30(1)(2)	2,500	2,506,250
Madison Park Funding XXXVI Ltd.:
Series 2019-36A, Class D1R, 8.801%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	1,005,755
Series 2019-36A, Class ER, 12.351%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,000	2,020,332
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 9.426%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,007,500
Series 2019-22A, Class DRR, 8.176%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,513,125
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.522%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,003,678
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	12,500	12,649,867
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	1,375	1,421,242
Series 2024-1A, Class C, 10.86%, 4/20/54(1)	2,000	2,022,023
Mountain View CLO LLC, Series 2017-2A, Class AR, 6.588%, (3 mo. SOFR + 1.302%), 1/16/31(1)(2)	3,615	3,618,196
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.744%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	2,000	2,005,164
Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	$567	$ 540,902
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,222	2,092,616
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 9.982%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,007,890
Series 2019-4A, Class ERR, 11.872%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,493,638
OCP CLO Ltd., Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,089,135
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 9.351%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,055,092
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,515,195
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 12.087%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,006,940
Series 2018-1A, Class CR, 9.179%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,585,599
Series 2021-2A, Class E, 11.913%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,009,649
Series 2022-1A, Class D, 8.332%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,461,358
Progress Residential Trust:
Series 2021-SFR10, Class F, 4.608%, 12/17/40(1)	3,857	3,529,307
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	901,215
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	16,150	13,964,926
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,434,481
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 11.513%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	3,000	2,868,387
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,024,397
Sandstone Peak Ltd., Series 2021-1A, Class D, 9.113%, (3 mo. SOFR + 3.812%), 10/15/34(1)(2)	4,000	4,008,804
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32(1)	2,000	2,017,329
Shackleton CLO Ltd., Series 2015-7RA, Class AR, 6.713%, (3 mo. SOFR + 1.412%), 7/15/31(1)(2)	9,210	9,217,011
STAR Trust:
Series 2021-SFR1, Class G, 8.644%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	5,644	5,507,318
Series 2021-SFR1, Class H, 9.894%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,505,853

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Steele Creek CLO Ltd., Series 2014-1RA, Class A, 6.614%, (3 mo. SOFR + 1.332%), 4/21/31(1)(2)	$2,339	$ 2,342,506
TCW CLO Ltd., Series 2019-2A, Class DR, 8.492%, (3 mo. SOFR + 3.21%), 10/20/32(1)(2)	5,000	4,944,695
Tricon Residential Trust:
Series 2021-SFR1, Class F, 3.692%, 7/17/38(1)	5,500	5,117,581
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,278,277
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,913,046
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.794%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	2,000	1,812,928
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	13,733,940
Voya CLO Ltd.:
Series 2013-1A, Class DR, 12.043%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,422,475
Series 2014-1A, Class DR2, 11.541%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	2,000	1,964,444
Series 2015-3A, Class DR, 11.744%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,880,096
Series 2018-2A, Class E, 10.813%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	939,786
Series 2024-2A, Class D, 8.522%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	3,006,138
Wellfleet CLO Ltd.:
Series 2019-1A, Class CR, 9.094%, (3 mo. SOFR + 3.812%), 7/20/32(1)(2)	2,500	2,504,318
Series 2021-2A, Class E, 12.523%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	943,232
Series 2022-1A, Class E, 13.161%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,999,698
Series 2022-2A, Class E, 13.839%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	2,000	2,037,080
Total Asset-Backed Securities (identified cost $477,860,077)		$ 485,538,909

Closed-End Funds — 0.2%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,076,694
PGIM Global High Yield Fund, Inc.	430,326	5,336,043
Western Asset High Income Opportunity Fund, Inc.	383,997	1,509,108
Total Closed-End Funds (identified cost $8,409,895)		$ 7,921,845

Collateralized Mortgage Obligations — 41.7%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(5)	$3,939	$ 3,902,183
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(6)	3,836	3,723,161
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(6)	2,677	2,486,256
CFMT LLC:
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(5)	1,250	1,120,658
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(5)	1,550	1,312,749
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(5)	4,500	3,456,894
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)(5)	65,343	68,174,193
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(6)	10,428	10,342,661
Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(6)	1,764	1,777,064
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.79%, 5/25/65(1)(5)	4,273	4,282,208
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)(5)	18,000	16,545,548
FARM Mortgage Trust:
Series 2022-1, Class B, 2.947%, 1/25/52(1)(5)	2,563	1,862,724
Series 2023-1, Class B, 3.037%, 3/25/52(1)(5)	2,597	1,904,792
Series 2024-1, Class B, 5.131%, 10/1/53(1)(5)	2,305	1,881,324
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	27	27,324
Series 4273, Class SP, 0.00%, (11.695% - 30-day SOFR Average x 2.667, Floor 0.00%), 11/15/43(7)	516	425,892
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(7)	4,319	2,154,259
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(7)	3,411	2,052,263
Series 5150, Class QZ, 2.50%, 10/25/51	2,692	1,632,796
Series 5150, Class ZJ, 2.50%, 10/25/51	4,336	2,626,179
Series 5152, Class ZP, 3.00%, 7/25/50	10,389	6,341,149
Series 5159, Class ZT, 3.00%, 11/25/51	1,562	1,048,213
Series 5168, Class MZ, 3.00%, 10/25/51	2,100	1,382,276
Series 5270, Class ZU, 6.00%, 11/25/52	3,513	3,651,343
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,411,119
Series 5324, Class MZ, 6.00%, 7/25/53	3,548	3,653,318

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5327, Class B, 6.00%, 8/25/53	$20,000	$ 20,923,984
Series 5353, Class AZ, 6.50%, 11/25/53	8,923	9,578,574
Series 5362, Class JB, 6.00%, 12/25/53	14,599	15,109,949
Series 5399, Class MZ, 6.00%, 4/25/54	4,664	4,959,478
Series 5402, Class BZ, 6.00%, 4/25/54	8,161	8,680,062
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,409,599
Series 5413, Class LZ, 6.00%, 5/25/54	4,060	4,257,444
Series 5413, Class MZ, 6.00%, 5/25/54	11,929	12,809,254
Series 5428, Class Z, 6.00%, 7/25/54	14,752	15,592,713
Series 5429, Class DZ, 6.00%, 7/25/54	12,130	12,688,285
Series 5446, Class AZ, 6.00%, 8/25/54	21,382	22,062,290
Interest Only:(8)
Series 380, Class C1, 3.00%, 1/25/50	28,919	5,174,543
Series 380, Class C5, 3.50%, 1/25/50	8,942	1,742,880
Series 2631, Class DS, 1.648%, (6.986% - 30-day SOFR Average), 6/15/33(7)	259	4,540
Series 2956, Class SL, 1.548%, (6.886% - 30-day SOFR Average), 6/15/32(7)	391	30,151
Series 3114, Class TS, 1.198%, (6.536% - 30-day SOFR Average), 9/15/30(7)	758	26,959
Series 3153, Class JI, 1.168%, (6.506% - 30-day SOFR Average), 5/15/36(7)	1,004	71,667
Series 4007, Class JI, 4.00%, 2/15/42	518	75,059
Series 4067, Class JI, 3.50%, 6/15/27	910	29,336
Series 4070, Class S, 0.648%, (5.986% - 30-day SOFR Average), 6/15/32(7)	3,949	240,925
Series 4095, Class HS, 0.648%, (5.986% - 30-day SOFR Average), 7/15/32(7)	716	25,736
Series 4109, Class ES, 0.698%, (6.036% - 30-day SOFR Average), 12/15/41(7)	81	8,733
Series 4109, Class SA, 0.748%, (6.086% - 30-day SOFR Average), 9/15/32(7)	1,793	103,964
Series 4149, Class S, 0.798%, (6.136% - 30-day SOFR Average), 1/15/33(7)	1,247	81,445
Series 4163, Class GS, 0.748%, (6.086% - 30-day SOFR Average), 11/15/32(7)	1,139	68,717
Series 4169, Class AS, 0.798%, (6.136% - 30-day SOFR Average), 2/15/33(7)	1,586	91,650
Series 4188, Class AI, 3.50%, 4/15/28	728	19,181
Series 4189, Class SQ, 0.698%, (6.036% - 30-day SOFR Average), 12/15/42(7)	467	49,848
Series 4203, Class QS, 0.798%, (6.136% - 30-day SOFR Average), 5/15/43(7)	1,178	84,142
Series 4332, Class IK, 4.00%, 4/15/44	431	76,387
Series 4343, Class PI, 4.00%, 5/15/44	1,292	235,981
Series 4370, Class IO, 3.50%, 9/15/41	156	3,224
Series 4381, Class SK, 0.698%, (6.036% - 30-day SOFR Average), 6/15/44(7)	1,238	100,198
Series 4388, Class MS, 0.648%, (5.986% - 30-day SOFR Average), 9/15/44(7)	1,204	123,367
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4408, Class IP, 3.50%, 4/15/44	$1,782	$ 220,212
Series 4497, Class CS, 0.748%, (6.086% - 30-day SOFR Average), 9/15/44(7)	930	26,603
Series 4507, Class MI, 3.50%, 8/15/44	430	18,309
Series 4507, Class SJ, 0.728%, (6.066% - 30-day SOFR Average), 9/15/45(7)	3,313	371,708
Series 4520, Class PI, 4.00%, 8/15/45	7,825	1,031,323
Series 4528, Class BS, 0.698%, (6.036% - 30-day SOFR Average), 7/15/45(7)	1,587	133,113
Series 4629, Class QI, 3.50%, 11/15/46	1,710	309,111
Series 4637, Class IP, 3.50%, 4/15/44	177	5,304
Series 4644, Class TI, 3.50%, 1/15/45	1,499	189,369
Series 4744, Class IO, 4.00%, 11/15/47	1,517	318,569
Series 4749, Class IL, 4.00%, 12/15/47	1,204	253,026
Series 4768, Class IO, 4.00%, 3/15/48	1,488	313,900
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(7)	17,262	556,141
Series 5070, Class CI, 2.00%, 2/25/51	37,060	5,014,031
Series 5156, Class IP, 3.00%, 12/25/49	18,895	2,983,284
Series 5236, Class TI, 3.00%, 1/25/51	68,898	11,860,887
Principal Only:(9)
Series 4417, Class KO, 0.00%, 12/15/43	539	363,993
Series 4478, Class PO, 0.00%, 5/15/45	815	600,390
Series 5357, Class EO, 0.00%, 11/25/53	6,362	5,470,007
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 12.962%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,449,832
Series 2020-DNA6, Class B2, 10.997%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,876,914
Series 2021-DNA3, Class B2, 11.597%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	7,702,294
Series 2021-DNA5, Class B2, 10.847%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	14,500	16,357,670
Series 2021-DNA6, Class B2, 12.847%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	16,140	17,657,200
Series 2021-HQA1, Class B2, 10.347%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	14,500	15,773,745
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.585%, 8/25/39(5)	463	465,333
Series 2013-6, Class TA, 1.50%, 1/25/43	489	425,600
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,384	876,452
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,606	3,533,729
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,894	2,373,507
Series 2021-61, Class Z, 2.50%, 9/25/51	8,271	5,052,264

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2021-77, Class WZ, 3.00%, 8/25/50	$428	$ 254,291
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	12,020,830
Series 2023-14, Class EL, 6.00%, 4/25/53(10)	63,163	65,411,210
Series 2024-33, Class Z, 7.00%, 12/25/53	18,572	18,555,643
Interest Only:(8)
Series 2004-46, Class SI, 0.538%, (5.886% - 30-day SOFR Average), 5/25/34(7)	755	27,208
Series 2005-17, Class SA, 1.238%, (6.586% - 30-day SOFR Average), 3/25/35(7)	841	77,917
Series 2005-105, Class S, 1.238%, (6.586% - 30-day SOFR Average), 12/25/35(7)	678	63,486
Series 2006-44, Class IS, 1.138%, (6.486% - 30-day SOFR Average), 6/25/36(7)	605	52,011
Series 2006-65, Class PS, 1.758%, (7.106% - 30-day SOFR Average), 7/25/36(7)	598	71,439
Series 2006-96, Class SN, 1.738%, (7.086% - 30-day SOFR Average), 10/25/36(7)	604	45,399
Series 2006-104, Class SD, 1.178%, (6.526% - 30-day SOFR Average), 11/25/36(7)	645	63,720
Series 2006-104, Class SE, 1.168%, (6.516% - 30-day SOFR Average), 11/25/36(7)	430	42,161
Series 2007-50, Class LS, 0.988%, (6.336% - 30-day SOFR Average), 6/25/37(7)	905	81,961
Series 2008-26, Class SA, 0.738%, (6.086% - 30-day SOFR Average), 4/25/38(7)	993	94,116
Series 2008-61, Class S, 0.638%, (5.986% - 30-day SOFR Average), 7/25/38(7)	1,733	113,533
Series 2011-101, Class IC, 3.50%, 10/25/26	329	6,344
Series 2011-101, Class IE, 3.50%, 10/25/26	244	4,641
Series 2011-104, Class IM, 3.50%, 10/25/26	461	9,649
Series 2012-52, Class DI, 3.50%, 5/25/27	1,112	33,260
Series 2012-124, Class IO, 1.491%, 11/25/42(5)	2,145	98,404
Series 2012-139, Class LS, 0.70%, (6.036% - 30-day SOFR Average), 12/25/42(7)	2,307	320,648
Series 2012-147, Class SA, 0.638%, (5.986% - 30-day SOFR Average), 1/25/43(7)	2,536	252,934
Series 2012-150, Class PS, 0.688%, (6.036% - 30-day SOFR Average), 1/25/43(7)	3,425	359,907
Series 2012-150, Class SK, 0.688%, (6.036% - 30-day SOFR Average), 1/25/43(7)	4,018	445,492
Series 2013-11, Class IO, 4.00%, 1/25/43	7,701	906,131
Series 2013-12, Class SP, 0.188%, (5.536% - 30-day SOFR Average), 11/25/41(7)	359	5,444
Series 2013-15, Class DS, 0.738%, (6.086% - 30-day SOFR Average), 3/25/33(7)	2,827	158,032
Series 2013-23, Class CS, 0.788%, (6.136% - 30-day SOFR Average), 3/25/33(7)	1,473	84,776
Series 2013-64, Class PS, 0.788%, (6.136% - 30-day SOFR Average), 4/25/43(7)	1,757	136,548
Series 2013-66, Class JI, 3.00%, 7/25/43	2,933	452,209
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-75, Class SC, 0.788%, (6.136% - 30-day SOFR Average), 7/25/42(7)	$2,087	$ 51,920
Series 2014-32, Class EI, 4.00%, 6/25/44	665	121,867
Series 2014-41, Class SA, 0.588%, (5.936% - 30-day SOFR Average), 7/25/44(7)	1,132	162,910
Series 2014-43, Class PS, 0.638%, (5.986% - 30-day SOFR Average), 3/25/42(7)	938	53,848
Series 2014-55, Class IN, 3.50%, 7/25/44	1,698	320,831
Series 2014-64, Class BI, 3.50%, 3/25/44	169	4,471
Series 2014-67, Class IH, 4.00%, 10/25/44	1,119	241,036
Series 2014-80, Class CI, 3.50%, 12/25/44	1,077	208,698
Series 2014-89, Class IO, 3.50%, 1/25/45	1,765	338,939
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(7)	1,960	68,380
Series 2015-14, Class KI, 3.00%, 3/25/45	2,095	326,065
Series 2015-22, Class GI, 3.50%, 4/25/45	562	101,646
Series 2015-31, Class SG, 0.638%, (5.986% - 30-day SOFR Average), 5/25/45(7)	2,381	362,916
Series 2015-36, Class IL, 3.00%, 6/25/45	1,388	199,786
Series 2015-52, Class MI, 3.50%, 7/25/45	2,963	569,080
Series 2015-93, Class BS, 0.688%, (6.036% - 30-day SOFR Average), 8/25/45(7)	1,240	88,656
Series 2018-21, Class IO, 3.00%, 4/25/48	3,784	609,102
Series 2021-94, Class CI, 3.00%, 1/25/52	10,734	1,801,806
Series 2023-39, Class AI, 2.00%, 7/25/52	94,112	11,849,546
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.712%, (30-day SOFR Average + 5.364%), 6/25/39(1)(2)	14,702	15,741,495
Series 2019-R06, Class 2B1, 9.212%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	849	887,387
Series 2021-R01, Class 1B2, 11.347%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	9,055,714
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(5)	4,663	4,731,125
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(5)	5,852	5,993,605
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(5)	1,388	1,418,603
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(5)	1,921	1,950,241
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(5)	1,000	718,671
Flagstar Mortgage Trust:
Series 2023-10IN, Class B4, 3.506%, 10/25/51(1)(5)	6,797	5,412,560

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Flagstar Mortgage Trust: (continued)
Series 2023-6INV, Class B4, 3.485%, 8/25/51(1)(5)	$4,132	$ 3,286,708
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)	2,313	2,352,745
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	8,971	5,396,465
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,737	1,061,989
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,806	1,094,398
Series 2021-165, Class MZ, 2.50%, 9/20/51	14,968	9,057,990
Series 2022-31, Class ZD, 3.00%, 2/20/52	289	118,819
Series 2022-173, Class S, 3.138%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(7)	7,073	7,546,113
Series 2022-189, Class US, 3.138%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(7)	10,328	11,012,184
Series 2022-195, Class AS, 3.352%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(7)	4,681	5,139,039
Series 2022-197, Class SW, 3.494%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(7)	7,734	7,717,946
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	20,014,938
Series 2023-53, Class SE, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(7)	16,845	17,528,521
Series 2023-56, Class ZE, 6.00%, 4/20/53	17,049	17,797,664
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,991,257
Series 2023-63, Class S, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	32,775	34,097,916
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,299,268
Series 2023-65, Class SB, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	7,217	7,522,815
Series 2023-65, Class SD, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	14,125	14,984,140
Series 2023-66, Class S, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	6,052	6,297,774
Series 2023-66, Class SD, 2.955%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	5,402	5,621,503
Series 2023-83, Class S, 2.668%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(7)	6,861	7,127,849
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,763,774
Series 2023-84, Class SN, 2.774%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(7)	7,192	7,450,989
Series 2023-89, Class SD, 2.588%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(7)	8,637	8,921,578
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,520,414
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,417,470
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	20,703,268
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,156,525
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,926,018
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,676,886
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,701,301
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-133, Class S, 5.568%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(7)	$13,577	$ 14,174,050
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,554,808
Series 2023-149, Class S, 5.418%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(7)	8,549	9,122,405
Series 2023-150, Class AS, 6.953%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(7)	4,237	4,618,826
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,322	2,400,990
Series 2023-153, Class SM, 6.624%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(7)	13,133	14,273,778
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,676,590
Series 2023-165, Class DY, 6.00%, 11/20/53(10)	81,056	84,352,799
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	26,474,304
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,306,714
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,968,812
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,448,088
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,716,134
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,625,195
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,177,184
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,250,497
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	7,124,197
Series 2024-20, Class PZ, 7.50%, 2/20/54	31,429	31,517,962
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,884,399
Series 2024-26, Class NZ, 6.00%, 2/20/54	14,678	15,171,515
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	2,001,210
Series 2024-42, Class DZ, 6.00%, 3/20/54	8,886	9,165,470
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	26,221,565
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,375,434
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,417,224
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	32,490,014
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	13,398,392
Series 2024-108, Class KZ, 6.00%, 7/20/54	38,224	39,320,794
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,200	2,284,169
Series 2024-112, Class LZ, 6.00%, 7/20/54	2,785	2,864,659
Series 2024-131, Class TL, 6.00%, 8/20/54(4)	5,100	5,176,357
Interest Only:(8)
Series 2014-68, Class KI, 0.00%, 10/20/42(5)	2,202	82,843
Series 2017-104, Class SD, 0.74%, (6.086% - 1 mo. SOFR), 7/20/47(7)	4,045	476,870
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(7)	2,636	106,849
Series 2017-137, Class AS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 9/20/47(7)	3,642	143,380
Series 2020-116, Class MI, 2.00%, 8/20/50	16,068	2,070,422
Series 2020-134, Class LI, 2.50%, 9/20/50	7,129	994,494
Series 2020-146, Class IQ, 2.00%, 10/20/50	16,455	1,934,419

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-146, Class QI, 2.00%, 10/20/50	$8,690	$ 1,006,748
Series 2020-149, Class NI, 2.50%, 10/20/50	12,865	1,708,998
Series 2020-151, Class AI, 2.00%, 10/20/50	48,528	5,796,857
Series 2020-151, Class HI, 2.50%, 10/20/50	1,122	163,876
Series 2020-154, Class PI, 2.50%, 10/20/50	11,405	1,510,999
Series 2020-167, Class KI, 2.00%, 11/20/50	26,840	3,153,556
Series 2020-173, Class DI, 2.00%, 11/20/50	20,230	2,408,447
Series 2020-176, Class HI, 2.50%, 11/20/50	28,022	3,725,587
Series 2020-185, Class BI, 2.00%, 12/20/50	6,939	850,449
Series 2020-191, Class AI, 2.00%, 12/20/50	25,933	2,954,319
Series 2021-15, Class AI, 2.00%, 1/20/51	29,866	3,578,564
Series 2021-23, Class TI, 2.50%, 2/20/51	10,691	1,370,009
Series 2021-30, Class AI, 2.00%, 2/20/51	3,688	436,003
Series 2021-46, Class IM, 2.50%, 3/20/51	2,445	318,453
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(7)	5,022	63,044
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(7)	11,516	307,126
Series 2021-97, Class IG, 2.50%, 8/20/49	34,671	3,942,052
Series 2021-114, Class MI, 3.00%, 6/20/51	8,667	1,403,230
Series 2021-121, Class TI, 3.00%, 7/20/51	31,300	4,196,586
Series 2021-122, Class NI, 3.00%, 7/20/51	5,784	950,348
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(7)	15,295	443,682
Series 2021-154, Class MI, 3.00%, 9/20/51	42,963	5,901,115
Series 2021-160, Class IT, 2.50%, 9/20/51	16,136	1,699,531
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(7)	24,591	178,574
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(7)	12,511	90,382
Series 2021-193, Class IU, 3.00%, 11/20/49	38,825	5,366,992
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(7)	23,783	213,648
Series 2021-201, Class PI, 3.00%, 11/20/51	24,016	2,773,078
Series 2021-209, Class IW, 3.00%, 11/20/51	17,195	2,255,412
Series 2022-104, Class IO, 2.50%, 6/20/51	23,284	3,196,614
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	194,091	1,540,258
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	21,566	171,140
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	43,131	492,508
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	431,313	4,917,231
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	$57,878	$ 880,549
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(7)	43,131	680,992
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(7)	121,464	1,072,300
Series 2023-13, Class SA, 0.056%, (5.40% - 30-day SOFR Average), 1/20/53(7)	11,930	346,097
Series 2023-19, Class SD, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(7)	17,317	920,544
Series 2023-20, Class HS, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(7)	12,148	648,220
Series 2023-22, Class ES, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(7)	16,197	864,294
Series 2023-22, Class SA, 0.356%, (5.70% - 30-day SOFR Average), 2/20/53(7)	23,243	813,483
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(7)	32,393	909,070
Series 2023-24, Class SG, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(7)	16,197	864,294
Series 2023-32, Class SA, 0.956%, (6.30% - 30-day SOFR Average), 2/20/53(7)	54,664	2,916,992
Series 2023-38, Class LS, 0.956%, (6.30% - 30-day SOFR Average), 3/20/53(7)	51,966	2,745,712
Series 2023-38, Class SD, 0.906%, (6.25% - 30-day SOFR Average), 3/20/53(7)	69,329	3,276,842
Series 2023-38, Class SG, 0.856%, (6.20% - 30-day SOFR Average), 3/20/53(7)	40,609	2,075,171
Series 2023-47, Class HS, 0.956%, (6.30% - 30-day SOFR Average), 3/20/53(7)	17,322	915,237
Series 2023-47, Class SC, 0.906%, (6.25% - 30-day SOFR Average), 3/20/53(7)	25,985	1,350,561
Series 2023-53, Class SK, 0.856%, (6.20% - 30-day SOFR Average), 4/20/53(7)	33,392	1,712,733
Series 2024-64, Class EI, 6.50%, 4/20/64	27,209	4,182,875
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.184%, 1/25/53(1)(5)	1,908	1,143,802
Series 2024-PJ1, Class B3, 7.249%, 6/25/54(1)(5)	5,737	5,854,923
JPM Lending Facility, 12.33%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,110,573
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(6)	2,775	2,830,975
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(6)	13,700	14,033,925
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(6)	13,631	13,941,299

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Mello Warehouse Securitization Trust, Series 2021-3, Class E, 8.714%, (1 mo. SOFR + 3.364%), 11/25/55(1)(2)	$1,500	$ 1,509,950
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(6)	827	841,959
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(6)	11,820	11,965,994
PNMAC GMSR Issuer Trust:
2024 Participation, 11.093%, (30-day SOFR Average + 5.75%), 12/24/24(2)	12,280	12,317,808
Series 2022-GT1, Class A, 9.597%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	6,000	6,100,055
Series 2024-GT1, Class A, 8.55%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	25,000	25,344,060
PRPM LLC:
Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(6)	2,700	2,505,695
Series 2024-RCF2, Class A3, 3.75% to 3/25/26, 3/25/54(1)(6)	2,000	1,832,209
Series 2024-RCF3, Class A3, 4.00% to 5/25/26, 5/25/54(1)(6)	1,500	1,383,480
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(6)	1,000	914,094
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(6)	4,000	3,333,444
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(6)	3,100	2,827,463
Radnor RE Ltd., Series 2022-1, Class M1A, 9.097%, (30-day SOFR Average + 3.75%), 9/25/32(1)(2)	4,150	4,201,237
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(1)(6)	15,500	15,694,288
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(6)	12,000	12,224,827
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.52%, 4/25/54(1)(5)	1,545	1,443,751
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(5)	51,133	47,117,551
Total Collateralized Mortgage Obligations (identified cost $1,684,241,108)		$1,645,347,699

Commercial Mortgage-Backed Securities — 1.3%
Security	Principal Amount* (000's omitted)	Value
BFLD Mortgage Trust, Series 2024-VICT, Class A, 7.19%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	3,300	$ 3,299,582
Security	Principal Amount* (000's omitted)		Value
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 8.47%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)		12,000	$ 12,052,668
CSMC Trust, Series 2022-NWPT, Class A, 8.472%, (1 mo. SOFR + 3.143%), 9/9/24(1)(2)		4,200	4,214,718
GWT Trust, Series 2024-WLF2, Class D, 8.268%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		8,000	8,018,228
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(5)		5,000	4,381,319
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.537%, 9/15/47(1)(5)		895	539,987
Series 2014-C25, Class D, 3.926%, 11/15/47(1)(5)		5,855	2,839,847
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.261%, (1 mo. SOFR + 2.932%), 5/15/37(1)(2)		9,245	9,295,447
U.K. Logistics DAC, Series 2024-1A, Class E, 10.227%, (SONIA + 5.00), 5/17/34(1)(2)	GBP	2,250	2,918,558
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)		4,000	2,255,276
Total Commercial Mortgage-Backed Securities (identified cost $53,903,154)			$ 49,815,630

Common Stocks — 0.2%
Security	Shares	Value
Bulgaria — 0.1%
Eurohold Bulgaria AD(11)	5,122,844	$ 4,217,869
		$ 4,217,869
Colombia — 0.0%(12)
Canacol Energy Ltd.	147,000	$ 469,540
		$ 469,540
Iceland — 0.0%(12)
Siminn Hf.	2,023,336	$ 137,435
		$ 137,435
Puerto Rico — 0.1%
Liberty Latin America Ltd., Class A(11)	105,100	$ 1,101,448
		$ 1,101,448
Total Common Stocks (identified cost $6,369,220)		$ 5,926,292

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 3.2%
Security	Principal Amount (000's omitted)		Value
Australia — 0.1%
Glencore Funding LLC, 0.00%, 3/27/25(13)	USD	1,400	$ 1,436,062
			$ 1,436,062
Canada — 0.1%
Shopify, Inc., 0.125%, 11/1/25	USD	1,395	$ 1,311,997
			$ 1,311,997
China — 0.4%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(1)	USD	2,426	$ 2,442,163
H World Group Ltd., 3.00%, 5/1/26	USD	725	742,208
JD.com, Inc., 0.25%, 6/1/29(1)	USD	945	889,622
Li Auto, Inc., 0.25%, 5/1/28	USD	890	901,097
Meituan, 0.00%, 4/27/27(13)	USD	4,400	4,215,200
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,001	1,944,739
Poseidon Finance 1 Ltd., 0.00%, 2/1/25(13)	USD	1,260	1,311,030
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(13)	USD	257	16,808
ZTO Express Cayman, Inc., 1.50%, 9/1/27	USD	1,308	1,254,437
			$ 13,717,304
France — 0.0%(12)
Veolia Environnement SA, 0.00%, 1/1/25(13)	EUR	2,000	$ 683,096
			$ 683,096
Germany — 0.0%(12)
Deutsche Post AG, 0.05%, 6/30/25(13)	EUR	1,200	$ 1,258,300
			$ 1,258,300
India — 0.0%(12)
Sammaan Capital Ltd., 4.50%, 9/28/26(13)	USD	1,325	$ 1,306,026
			$ 1,306,026
Israel — 0.0%(12)
Nice Ltd., 0.00%, 9/15/25	USD	765	$ 727,519
			$ 727,519
Singapore — 0.1%
Sea Ltd., 2.375%, 12/1/25	USD	2,090	$ 2,171,510
Security	Principal Amount (000's omitted)		Value
Singapore (continued)
STMicroelectronics NV, Series A, 0.00%, 8/4/25(13)	USD	400	$ 397,404
			$ 2,568,914
South Korea — 0.0%(12)
LG Chem Ltd., 1.60%, 7/18/30(13)	USD	700	$ 626,850
			$ 626,850
Spain — 0.0%(12)
Cellnex Telecom SA, 0.50%, 7/5/28(13)	EUR	800	$ 896,324
			$ 896,324
Tanzania — 0.0%(12)
HTA Group Ltd., 2.875%, 3/18/27(13)	USD	600	$ 562,716
			$ 562,716
United Kingdom — 0.0%(12)
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,151	$ 1,190,663
			$ 1,190,663
United States — 2.5%
Airbnb, Inc., 0.00%, 3/15/26	USD	2,025	$ 1,860,885
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	USD	2,715	2,713,403
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27	USD	1,230	1,329,630
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29(1)	USD	1,210	1,195,256
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	870	1,224,277
Bentley Systems, Inc., 0.125%, 1/15/26	USD	1,325	1,310,815
BILL Holdings, Inc., 0.00%, 12/1/25	USD	970	903,555
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	1,500	1,450,125
BlackLine, Inc., 0.00%, 3/15/26	USD	975	899,915
Block, Inc., 0.25%, 11/1/27	USD	1,990	1,678,067
Burlington Stores, Inc., 2.25%, 4/15/25	USD	845	1,055,828
Cable One, Inc., 0.00%, 3/15/26	USD	800	716,000
Carnival Corp., 5.75%, 12/1/27	USD	630	952,796
Cloudflare, Inc., 0.00%, 8/15/26	USD	1,200	1,104,300
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,285	1,115,380
CryoPort, Inc., 0.75%, 12/1/26(1)	USD	820	702,166
Cytokinetics, Inc., 3.50%, 7/1/27	USD	665	922,156
Datadog, Inc., 0.125%, 6/15/25	USD	1,045	1,390,895
Dayforce, Inc., 0.25%, 3/15/26	USD	665	617,120
Dexcom, Inc., 0.375%, 5/15/28	USD	2,025	1,773,784
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	1,725	1,461,703
Dropbox, Inc., 0.00%, 3/1/26	USD	930	884,022

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Duke Energy Corp., 4.125%, 4/15/26	USD	1,330	$ 1,373,890
Enphase Energy, Inc., 0.00%, 3/1/26	USD	1,045	968,987
Envista Holdings Corp., 1.75%, 8/15/28(1)	USD	1,120	965,216
Etsy, Inc., 0.25%, 6/15/28	USD	1,520	1,220,211
Euronet Worldwide, Inc., 0.75%, 3/15/49	USD	560	546,840
Evergy, Inc., 4.50%, 12/15/27(1)	USD	1,295	1,363,959
Evolent Health, Inc., 3.50%, 12/1/29(1)	USD	805	801,176
Exact Sciences Corp.:
0.375%, 3/1/28	USD	1,415	1,199,434
2.00%, 3/1/30(1)	USD	500	462,331
Expedia Group, Inc., 0.00%, 2/15/26	USD	1,120	1,040,425
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	975	999,375
Five9, Inc., 1.00%, 3/15/29(1)	USD	1,635	1,483,512
Ford Motor Co., 0.00%, 3/15/26	USD	2,200	2,141,700
Global Payments, Inc., 1.50%, 3/1/31(1)	USD	2,600	2,470,000
Haemonetics Corp., 2.50%, 6/1/29(1)	USD	540	555,660
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	1,155	1,327,095
Insmed, Inc., 0.75%, 6/1/28	USD	505	1,151,400
Insulet Corp., 0.375%, 9/1/26	USD	1,200	1,298,700
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	560	529,053
InterDigital, Inc., 3.50%, 6/1/27	USD	455	742,229
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/26	USD	1,335	1,412,897
Jazz Investments I Ltd., 2.00%, 6/15/26	USD	1,305	1,279,585
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	940	1,409,765
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	1,075	1,095,103
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,255	1,408,572
Live Nation Entertainment, Inc., 2.00%, 2/15/25	USD	770	805,459
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	665	534,627
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	1,170	1,076,985
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	750	666,150
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	855	1,004,955
Microchip Technology, Inc., 0.75%, 6/1/30(1)	USD	795	800,525
MongoDB, Inc., 0.25%, 1/15/26	USD	600	797,850
NCL Corp. Ltd., 1.125%, 2/15/27	USD	1,610	1,504,344
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27(1)	USD	1,440	1,738,800
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	USD	1,730	1,597,922
NRG Energy, Inc., 2.75%, 6/1/48	USD	1,205	2,235,014
NuVasive, Inc., 0.375%, 3/15/25	USD	805	775,819
Okta, Inc., 0.125%, 9/1/25	USD	1,075	1,020,175
ON Semiconductor Corp., 0.50%, 3/1/29	USD	2,535	2,623,003
Pacira BioSciences, Inc., 2.125%, 5/15/29(1)	USD	535	446,351
Security	Principal Amount (000's omitted)		Value
United States (continued)
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	880	$ 2,876,012
PG&E Corp., 4.25%, 12/1/27(1)	USD	1,585	1,636,909
Post Holdings, Inc., 2.50%, 8/15/27	USD	1,140	1,298,460
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	1,275	1,272,131
Rapid7, Inc.:
0.25%, 3/15/27	USD	325	290,661
1.25%, 3/15/29(1)	USD	400	369,808
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	985	1,088,425
Sarepta Therapeutics, Inc., 1.25%, 9/15/27	USD	1,110	1,342,282
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	1,525	1,431,213
Snap, Inc., 0.00%, 5/1/27	USD	1,375	1,157,200
Southwest Airlines Co., 1.25%, 5/1/25	USD	747	741,958
Spotify USA, Inc., 0.00%, 3/15/26	USD	1,325	1,294,244
Super Micro Computer, Inc., 0.00%, 3/1/29(1)	USD	645	611,889
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	1,240	1,507,220
Uber Technologies, Inc., 0.00%, 12/15/25	USD	2,235	2,307,637
Western Digital Corp., 3.00%, 11/15/28(1)	USD	1,180	1,722,621
Wolfspeed, Inc., 1.875%, 12/1/29	USD	1,695	858,414
Ziff Davis, Inc., 1.75%, 11/1/26	USD	630	572,127
Zscaler, Inc., 0.125%, 7/1/25	USD	1,025	1,312,713
			$ 97,829,096
Total Convertible Bonds (identified cost $121,932,464)			$ 124,114,867

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	2,150	$ 2,573,572
Wells Fargo & Co., Series L, Class A, 7.50%	2,400	2,886,600
Total Convertible Preferred Stocks (identified cost $5,508,019)		$ 5,460,172

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Equity Funds — 0.3%
ProShares Short VIX Short-Term Futures ETF	224,200	$ 13,274,882
Total Exchange-Traded Funds (identified cost $11,075,570)		$ 13,274,882

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 6.7%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Generacion Mediterranea SA/Central Termica Roca SA, 12.50%, 5/28/27(1)	USD	2,890	$ 2,890,000
Pan American Energy LLC, 8.50%, 4/30/32(1)	USD	3,159	3,297,269
Telecom Argentina SA, 9.50%, 7/18/31(1)	USD	1,796	1,781,871
Transportadora de Gas del Sur SA, 8.50%, 7/24/31(1)	USD	1,529	1,543,741
			$ 9,512,881
Brazil — 1.1%
Braskem Netherlands Finance BV, 8.50% to 10/24/25, 1/23/81(13)(14)	USD	5,443	$ 5,493,464
Coruripe Netherlands BV, 10.00%, 2/10/27(13)	USD	5,979	5,367,070
Gol Finance SA, 15.844%, (1 mo. SOFR + 10.50%), 1/29/25(1)(2)	USD	1,112	1,198,419
MC Brazil Downstream Trading SARL:
7.25%, 6/30/31(1)	USD	236	218,391
7.25%, 6/30/31(13)	USD	369	341,453
MV24 Capital BV, 6.748%, 6/1/34(13)	USD	5,025	4,766,451
OHI Group SA, 13.00%, 7/22/29(1)	USD	10,990	11,082,866
Samarco Mineracao SA, 9.00%, 6/30/31(13)(15)	USD	9,420	8,733,039
Vale SA, Series A6, 1.378%(16)(17)	BRL	14,736	948,357
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	4,955	5,037,674
			$ 43,187,184
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(13)	USD	3,883	$ 3,723,181
			$ 3,723,181
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	1,963	$ 1,997,517
			$ 1,997,517
Chile — 0.1%
AES Andes SA, 6.35% to 1/7/25, 10/7/79(13)(14)	USD	1,001	$ 989,312
Inversiones La Construccion SA, 4.75%, 2/7/32(13)	USD	3,200	2,848,000
			$ 3,837,312
China — 0.3%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(13)	USD	5,664	$ 5,301,504
Greentown China Holdings Ltd., 4.70%, 4/29/25(13)	USD	4,600	4,462,862
Security	Principal Amount (000's omitted)		Value
China (continued)
Kaisa Group Holdings Ltd., 9.375%, 6/30/24(13)(18)	USD	850	$ 33,745
KWG Group Holdings Ltd., 7.875%, 8/30/24(18)	USD	519	34,014
Shimao Group Holdings Ltd., 5.60%, 7/15/26(13)(18)	USD	4,343	243,121
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(13)(15)	USD	213	27,125
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(13)(15)	USD	213	24,436
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(13)(15)	USD	427	44,786
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(13)(15)	USD	641	63,897
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(13)(15)	USD	641	57,208
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(13)(15)	USD	302	25,384
Times China Holdings Ltd.:
5.55%, 6/4/24(13)(18)	USD	2,221	62,477
6.75%, 7/16/23(13)(18)	USD	1,041	29,929
West China Cement Ltd., 4.95%, 7/8/26(13)	USD	530	436,410
			$ 10,846,898
Colombia — 0.4%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)	USD	56	$ 54,137
Banco Davivienda SA, 6.65% to 4/22/31(13)(14)(16)	USD	1,417	1,096,866
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(13)(14)	USD	6,370	6,822,748
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(14)	USD	5,835	6,047,643
Canacol Energy Ltd., 5.75%, 11/24/28(13)	USD	6,429	3,184,980
			$ 17,206,374
Costa Rica — 0.1%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	2,290	$ 2,409,309
			$ 2,409,309
Cyprus — 0.0%(12)
Bank of Cyprus PLC, 11.875% to 12/21/28(13)(14)(16)	EUR	213	$ 261,092
			$ 261,092

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Georgia — 0.3%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(14)(16)	USD	200	$ 195,450
9.50% to 7/16/29(13)(14)(16)	USD	5,310	5,184,896
TBC Bank JSC:
8.894% to 11/6/26(13)(14)(16)	USD	3,132	3,009,852
10.25% to 7/30/29(13)(14)(16)	USD	5,170	5,085,070
			$ 13,475,268
Ghana — 0.1%
Kosmos Energy Ltd., 7.50%, 3/1/28(13)	USD	2,199	$ 2,123,938
Tullow Oil PLC, 10.25%, 5/15/26(13)	USD	2,441	2,359,040
			$ 4,482,978
Greece — 0.2%
Piraeus Financial Holdings SA:
7.25% to 1/17/29, 4/17/34(13)(14)	EUR	2,200	$ 2,560,295
8.75% to 6/16/26(13)(14)(16)	EUR	4,978	5,495,929
			$ 8,056,224
Hong Kong — 0.2%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(13)(14)(16)	USD	2,443	$ 2,316,758
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(13)	USD	5,517	5,104,986
			$ 7,421,744
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(13)(14)	EUR	3,074	$ 3,520,292
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(13)(14)	USD	1,850	1,946,525
			$ 5,466,817
Iceland — 0.0%
Wow Air Hf.:
0.00%(16)(18)(19)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(16)(18)(19)	EUR	900	0
			$ 0
India — 0.2%
Piramal Capital & Housing Finance Ltd., 7.80%, 1/29/28(13)	USD	2,400	$ 2,416,391
Vedanta Resources Finance II PLC:
13.875%, 1/21/27(13)	USD	1,410	1,423,304
13.875%, 12/9/28(13)	USD	5,836	5,834,311
			$ 9,674,006
Security	Principal Amount (000's omitted)		Value
Indonesia — 0.3%
Indika Energy Tbk. PT, 8.75%, 5/7/29(1)	USD	5,330	$ 5,417,311
LLPL Capital Pte. Ltd., 6.875%, 2/4/39(13)	USD	3,538	3,600,286
Minejesa Capital BV:
4.625%, 8/10/30(13)	USD	1,423	1,377,637
5.625%, 8/10/37(13)	USD	1,343	1,246,415
			$ 11,641,649
Latvia — 0.0%(12)
Air Baltic Corp. AS, 14.50%, 8/14/29(1)	EUR	678	$ 778,486
			$ 778,486
Luxembourg — 0.2%
FORESEA Holding SA, 7.50%, 6/15/30(13)	USD	8,629	$ 8,041,782
			$ 8,041,782
Mexico — 0.6%
Alpha Holding SA de CV:
9.00%, 2/10/25(13)(18)	USD	2,654	$ 14,516
10.00%, 12/19/22(13)(18)	USD	1,440	21,597
Banco Mercantil del Norte SA:
5.875% to 1/24/27(13)(14)(16)	USD	433	415,102
7.625% to 1/10/28(13)(14)(16)	USD	563	563,454
8.375% to 10/14/30(13)(14)(16)	USD	1,314	1,352,612
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(13)(14)	USD	2,994	2,791,517
8.45% to 6/29/33, 6/29/38(1)(14)	USD	1,097	1,159,064
Financiera Independencia SAB de CV SOFOM ENR, 10.00% to 3/1/26, 3/1/28(6)(13)	USD	400	381,200
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)	USD	2,592	2,048,224
Petroleos Mexicanos:
6.75%, 9/21/47	USD	3,119	2,113,390
6.84%, 1/23/30	USD	4,511	4,041,098
6.875%, 8/4/26	USD	5,578	5,504,372
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(13)	USD	3,653	2,240,281
10.50%, 12/31/28(1)	USD	1,896	1,594,479
			$ 24,240,906
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(13)	USD	3,157	$ 2,833,976
			$ 2,833,976

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(13)	USD	2,608	$ 2,484,120
			$ 2,484,120
Panama — 0.1%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(13)	USD	4,753	$ 4,198,873
			$ 4,198,873
Paraguay — 0.1%
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	2,421	$ 1,476,679
7.70%, 7/21/28(10)(13)	USD	3,388	2,066,497
			$ 3,543,176
Peru — 0.2%
Auna SA, 10.00%, 12/15/29(1)	USD	5,696	$ 5,868,904
Peru LNG SRL, 5.375%, 3/22/30(13)	USD	3,067	2,702,044
Telefonica del Peru SAA, 7.375%, 4/10/27(13)	PEN	4,500	928,137
			$ 9,499,085
Romania — 0.1%
Banca Transilvania SA:
7.25% to 12/7/27, 12/7/28(13)(14)	EUR	2,058	$ 2,338,311
8.875% to 4/27/26, 4/27/27(13)(14)	EUR	482	552,462
			$ 2,890,773
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(13)(14)(16)(18)(19)	USD	1,226	$ 0
			$ 0
Saint Lucia — 0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	7,242	$ 7,196,650
			$ 7,196,650
Singapore — 0.1%
Puma International Financing SA, 7.75%, 4/25/29(1)	USD	2,737	$ 2,776,837
			$ 2,776,837
Security	Principal Amount (000's omitted)		Value
Trinidad and Tobago — 0.0%(12)
Telecommunications Services of Trinidad & Tobago Ltd., 8.875%, 10/18/29(13)	USD	784	$ 782,867
			$ 782,867
Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS, 8.375%, 7/23/29(13)	USD	3,471	$ 3,506,654
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(13)	USD	3,223	2,993,491
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(13)	USD	1,773	1,767,211
WE Soda Investments Holding PLC, 9.50%, 10/6/28(13)	USD	3,999	4,117,874
			$ 12,385,230
United Arab Emirates — 0.1%
Ittihad International Ltd., 9.75%, 11/9/28(13)	USD	5,060	$ 5,208,637
			$ 5,208,637
United Kingdom — 0.2%
Avianca Midco 2 PLC:
9.00%, 12/1/28(13)	USD	1,331	$ 1,304,508
9.00%, 12/1/28(13)	USD	5,158	5,054,395
			$ 6,358,903
Uzbekistan — 0.2%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(13)	UZS	51,340,000	$ 4,045,691
Uzbek Industrial & Construction Bank ATB, 8.95%, 7/24/29(13)	USD	2,970	2,932,132
			$ 6,977,823
Venezuela — 0.3%
Petroleos de Venezuela SA:
5.375%, 4/12/27(13)(18)	USD	5,670	$ 644,848
5.50%, 4/12/37(13)(18)	USD	817	91,957
6.00%, 10/28/22(13)(18)	USD	2,115	211,533
6.00%, 5/16/24(13)(18)	USD	13,368	1,577,385
6.00%, 11/15/26(13)(18)	USD	60,694	6,979,771
9.00%, 11/17/21(13)(18)	USD	344	41,452
9.75%, 5/17/35(13)(18)	USD	1,954	244,275
12.75%, 2/17/22(13)(18)	USD	928	127,531
			$ 9,918,752

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Vietnam — 0.0%(12)
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(13)	USD	2,024	$ 1,945,883
			$ 1,945,883
Total Foreign Corporate Bonds (identified cost $266,098,822)			$ 265,263,193

Insurance Linked Securities — 3.0%
Security	Shares	Value
1863 Fund Ltd. - Core Nat Cat Fund(19)(20)	13,000	$ 13,000,000
Eden Re II Ltd.:
Series 2020A, 0.00%, 3/22/24(1)(19)(20)(21)	429,924	147,894
Series 2021A, 0.00%, 3/21/25(1)(19)(20)(21)	41,325	12,976
Series 2021B, 0.00%, 3/21/25(1)(19)(20)(21)	394,291	147,071
Series 2022A, 0.00%, 3/20/26(1)(19)(20)(21)	839,905	581,634
Series 2022B, 0.00%, 3/20/26(1)(19)(20)(21)	690,061	481,732
Series 2023A, 0.00%, 3/19/27(1)(19)(20)(21)	300,000	356,370
Series 2023B, 0.00%, 3/19/27(1)(19)(20)(21)	118,000	140,644
Series 2024A, 0.00%, 3/17/28(1)(19)(20)(21)	7,700,000	8,372,210
Series 2024B, 0.00%, 3/17/28(1)(19)(20)(21)	26,300,000	28,769,570
Mt. Logan Re Ltd.:
Series 13, Preference Shares(19)(20)(22)	10,000	19,531,704
Series 17, Preference Shares(11)(19)(20)(22)	860	1,657,661
Series 19, Preference Shares(11)(19)(20)(22)	7,464	8,746,659
PartnerRe ILS Fund SAC Ltd.(19)(20)(22)	34,000	36,203,200
Sussex Capital Ltd.:
Designated Investment Series 5, 5/19(11)(19)(20)(22)	249	11,541
Designated Investment Series 5, 12/19(11)(19)(20)(22)	791	25,504
Designated Investment Series 5, 6/20(11)(19)(20)(22)	434	0
Designated Investment Series 5, 4/21(11)(19)(20)(22)	247	0
Designated Investment Series 5, 12/21(11)(19)(20)(22)	958	0
Designated Investment Series 5, 11/22(11)(19)(20)(22)	958	0
Designated Investment Series 15, 12/21(11)(19)(20)(22)	743	0
Designated Investment Series 15, 11/22(11)(19)(20)(22)	721	0
Series 5, Preference Shares(11)(19)(20)(22)	120	508,210
Series 15, Preference Shares(11)(19)(20)(22)	100	330,390
Security	Shares	Value
Sussex Re Ltd.:
Series 2020A(11)(19)(20)(22)	4,081,939	$ 154,706
Series 2021A(11)(19)(20)(22)	4,154,232	304,505
Total Insurance Linked Securities (identified cost $103,145,579)		$ 119,484,181

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(13)(19)(23)	UZS	97,751,435	$ 7,840,096
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(13)(19)(23)	UZS	3,683,800	292,887
Total Loan Participation Notes (identified cost $8,879,791)			$ 8,132,983

Senior Floating-Rate Loans — 0.4%(24)
Borrower/Description	Principal Amount (000's omitted)	Value
Paraguay — 0.1%
Frigorifico Concepcion SA, Term Loan, 10.834%, (SOFR + 5.50%), 12/8/26	$5,420	$ 5,474,200
		$ 5,474,200
Saint Lucia — 0.1%
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27	$3,017	$ 2,928,473
		$ 2,928,473
Tanzania — 0.1%
HTA Group Ltd.:
Term Loan, 9/13/28(25)	$690	$ 688,275
Term Loan, 9/13/28(25)	4,250	4,239,375
		$ 4,927,650

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Co., Term Loan, 10.065%, (SOFR + 4.76%), 4/23/27	$4,081	$ 4,076,931
		$ 4,076,931
Total Senior Floating-Rate Loans (identified cost $17,296,768)		$ 17,407,254

Sovereign Government Bonds — 18.7%
Security	Principal Amount (000's omitted)		Value
Benin — 0.0%(12)
Benin Government International Bonds:
4.875%, 1/19/32(13)	EUR	120	$ 110,813
6.875%, 1/19/52(13)	EUR	1,733	1,492,193
			$ 1,603,006
Colombia — 0.9%
Colombia Government International Bonds, 7.50%, 2/2/34	USD	5,000	$ 5,084,254
Titulos De Tesoreria B:
2.25%, 4/18/29	COP	13,669,630	2,954,726
3.00%, 3/25/33	COP	36,898,637	7,581,290
3.75%, 2/25/37	COP	90,631,517	18,490,733
			$ 34,111,003
Czech Republic — 1.3%
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	1,436,300	$ 53,010,606
			$ 53,010,606
Dominican Republic — 0.7%
Dominican Republic Bonds:
12.00%, 8/8/25(1)	DOP	450,030	$ 7,678,708
12.75%, 9/23/29(1)	DOP	794,700	14,868,471
13.625%, 2/3/33(1)	DOP	8,000	159,443
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	5,110,104
13.00%, 12/5/25(1)	DOP	12,940	221,650
			$ 28,038,376
Security	Principal Amount (000's omitted)		Value
Egypt — 0.1%
Egypt Government International Bonds, 5.625%, 4/16/30(13)	EUR	5,830	$ 5,148,550
			$ 5,148,550
Iceland — 0.4%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,468,763	$ 8,343,518
6.50%, 1/24/31	ISK	285,839	1,994,157
7.00%, 9/17/35	ISK	553,340	4,054,493
			$ 14,392,168
Indonesia — 2.5%
Indonesia Treasury Bonds:
6.625%, 2/15/34	IDR	504,459,000	$ 30,408,236
7.125%, 6/15/43	IDR	1,093,548,000	67,721,289
			$ 98,129,525
New Zealand — 5.5%
New Zealand Government Bonds:
2.75%, 4/15/37(10)(13)	NZD	261,294	$ 128,804,432
5.00%, 5/15/54(10)	NZD	143,631	88,184,998
			$ 216,989,430
Peru — 3.1%
Peru Government Bonds:
5.40%, 8/12/34	PEN	325,515	$ 77,687,196
6.714%, 2/12/55	PEN	5,641	1,411,208
6.90%, 8/12/37	PEN	23,446	6,107,626
7.30%, 8/12/33(1)(13)	PEN	23,459	6,498,184
7.60%, 8/12/39(1)(13)	PEN	112,317	30,773,352
			$ 122,477,566
Philippines — 0.1%
Philippines Government International Bonds, 5.00%, 7/17/33	USD	5,000	$ 5,007,575
			$ 5,007,575
Romania — 0.1%
Romania Government International Bonds, 7.125%, 1/17/33(13)	USD	5,000	$ 5,363,781
			$ 5,363,781

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Serbia — 0.8%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 29,382,079
			$ 29,382,079
South Africa — 2.5%
Republic of South Africa Government Bonds, 8.875%, 2/28/35	ZAR	2,028,460	$ 97,471,888
			$ 97,471,888
Suriname — 0.3%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)	USD	3,760	$ 3,308,800
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	9,267	8,989,301
			$ 12,298,101
Ukraine — 0.0%(12)
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	2,861	$ 52,131
19.19%, 9/30/26	UAH	5,023	98,167
			$ 150,298
Uzbekistan — 0.2%
National Bank of Uzbekistan, 8.50%, 7/5/29(13)	USD	5,880	$ 5,842,427
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(13)	UZS	6,450,000	523,004
			$ 6,365,431
Venezuela — 0.2%
Venezuela Government International Bonds:
6.00%, 12/9/20(13)(18)	USD	799	$ 107,351
7.00%, 3/31/38(13)(18)	USD	183	26,674
7.65%, 4/21/25(13)(18)	USD	37	5,789
7.75%, 10/13/19(13)(18)	USD	1,813	263,150
8.25%, 10/13/24(13)(18)	USD	4,000	625,615
9.25%, 9/15/27(18)	USD	23,637	4,331,299
9.25%, 5/7/28(13)(18)	USD	13,236	2,292,372
11.75%, 10/21/26(13)(18)	USD	586	108,357
11.95%, 8/5/31(13)(18)	USD	3,727	679,253
12.75%, 8/23/22(13)(18)	USD	610	109,834
			$ 8,549,694
Total Sovereign Government Bonds (identified cost $740,202,303)			$ 738,489,077

U.S. Department of Agriculture Loans — 0.4%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	$13,957	$ 13,960,311
8.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/63(2)	1,245	1,245,808
Total U.S. Department of Agriculture Loans (identified cost $15,202,727)		$ 15,206,119

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(8)
Series 2021-SB91, Class X1, 0.572%, 8/25/41(5)	$23,503	$ 618,603
Series 2021-SB92, Class X1, 0.578%, 8/25/41(5)	23,036	484,718
Government National Mortgage Association:
Interest Only:(8)
Series 2021-101, Class IO, 0.677%, 4/16/63(5)	26,376	1,381,978
Series 2021-132, Class IO, 0.726%, 4/16/63(5)	64,079	3,498,863
Series 2021-144, Class IO, 0.825%, 4/16/63(5)	25,281	1,539,176
Series 2021-186, Class IO, 0.764%, 5/16/63(5)	46,885	2,660,532
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	66,788	3,279,486
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $17,206,526)		$ 13,463,356

U.S. Government Agency Mortgage-Backed Securities — 31.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.525%, (COF + 1.254%), with maturity at 2035(26)	$35	$ 34,410
4.792%, (COF + 1.251%), with maturity at 2030(26)	41	40,346
6.00%, with various maturities to 2053	4,542	4,618,667
6.50%, with maturity at 2053	5,858	6,040,095
7.00%, with various maturities to 2053	1,306	1,371,565
8.00%, with maturity at 2026	0(27)	66
Federal National Mortgage Association:
4.503%, (COF + 1.254%), with maturity at 2035(26)	13	12,417

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.267%, (COF + 1.793%), with maturity at 2035(26)	$262	$ 256,481
6.00%, with various maturities to 2053	17,904	18,213,984
6.50%, with various maturities to 2053	16,912	17,461,707
8.50%, with maturity at 2032	68	71,804
9.50%, with maturity at 2028	5	5,510
Government National Mortgage Association:
5.00%, with maturity at 2052	18,227	18,058,756
5.50%, with various maturities to 2063	67,598	67,948,906
6.00%, with various maturities to 2063	185,424	189,104,968
6.00%, 30-Year, TBA(28)	44,750	45,296,659
6.50%, with various maturities to 2064	140,017	144,172,582
6.50%, 30-Year, TBA(28)	44,500	45,356,409
7.00%, with various maturities to 2063	42,243	43,255,395
7.00%, 30-Year, TBA(28)	100,000	102,177,345
7.50%, with various maturities to 2054	44,033	45,056,011
8.00%, with various maturities to 2054	23,188	23,854,569
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(28)	8,671	8,541,617
5.50%, 30-Year, TBA(28)	275,600	276,116,791
6.00%, 30-Year, TBA(28)	165,400	167,809,919
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,217,036,722)		$1,224,876,979

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(29)(30) Series 2018-1, Class A, 2.663%, 3/25/44(1)	$146,954	$ 8,107,888
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $31,758,090)		$ 8,107,888

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(11)(19)	2,815,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 2.0%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(31)	16,962,561	$ 16,962,561
Total Affiliated Fund (identified cost $16,962,561)		$ 16,962,561

Sovereign Government Securities — 0.7%
Security	Principal Amount (000's omitted)		Value
Egypt — 0.7%
Egypt Treasury Bills:
0.00%, 9/24/24	EGP	1,475	$ 29,319
0.00%, 12/10/24	EGP	438,200	8,271,122
0.00%, 3/11/25	EGP	938,950	16,717,847
Total Sovereign Government Securities (identified cost $24,416,879)			$ 25,018,288

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/22/24(32)	$13,500	$ 13,458,497
0.00%, 9/5/24(32)	10,000	9,948,746
0.00%, 10/10/24(32)	13,488	13,352,670
Total U.S. Treasury Obligations (identified cost $36,759,815)		$ 36,759,913
Total Short-Term Investments (identified cost $78,139,255)		$ 78,740,762

Total Investments — 122.4% (identified cost $4,864,266,090)	$4,826,572,088
Total Written Swaptions — (0.0)%(12) (premiums received $1,609,250)	$ (97)
Other Assets, Less Liabilities — (22.4)%	$ (881,878,117)
Net Assets — 100.0%	$3,944,693,874

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $1,145,466,224 or 29.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(3)	When-issued, variable rate security whose interest rate will be determined after July 31, 2024.
(4)	When-issued security.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2024.
(6)	Step coupon security. Interest rate represents the rate in effect at July 31, 2024.
(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2024.
(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(10)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(11)	Non-income producing security.
(12)	Amount is less than 0.05% or (0.05)%, as applicable.
(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $396,168,971 or 10.0% of the Portfolio's net assets.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(17)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at July 31, 2024.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(20)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(21)	Quantity held represents principal in USD.
(22)	Restricted security.
(23)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(24)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(25)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2024.
(27)	Principal amount is less than $500.
(28)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(29)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(30)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2024 of all interest only securities comprising the trust.
(31)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(32)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 8/9/34 to pay SOFR and receive 4.14%	Citibank, N.A.	USD	(157,000,000)	8/7/24	$(97)
Total					$(97)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	3,404,639	USD	3,673,190	9/18/24	$ 19,569
EUR	1,084,472	USD	1,173,197	9/18/24	3,049
EUR	5,628	USD	6,089	9/18/24	16
EUR	696,710	USD	760,696	9/18/24	(5,026)
EUR	1,760,322	USD	1,921,990	9/18/24	(12,699)
PEN	41,324,701	USD	10,801,020	9/18/24	252,101
PEN	74,417,000	USD	19,695,374	9/18/24	208,946
PEN	20,921,000	USD	5,449,312	9/18/24	146,429
PEN	292,000	USD	76,057	9/18/24	2,044
USD	24,271,368	COP	97,087,900,000	9/18/24	462,328
USD	3,943,863	COP	15,776,240,000	9/18/24	75,027
USD	1,631,343	COP	6,646,500,000	9/18/24	1,410
USD	3,799,603	EUR	3,480,000	9/18/24	25,105
USD	973,633	EUR	900,000	9/18/24	(2,531)
USD	1,309,746	EUR	1,210,694	9/18/24	(3,404)
USD	1,311,071	EUR	1,211,919	9/18/24	(3,408)
USD	1,496,619	EUR	1,383,434	9/18/24	(3,890)
USD	1,831,434	EUR	1,692,929	9/18/24	(4,760)
USD	1,904,341	EUR	1,760,322	9/18/24	(4,950)
USD	2,842,729	EUR	2,627,742	9/18/24	(7,388)
USD	4,569,720	EUR	4,224,127	9/18/24	(11,877)
USD	5,236,547	EUR	4,840,523	9/18/24	(13,610)
USD	5,522,740	EUR	5,105,073	9/18/24	(14,354)
USD	6,704,099	EUR	6,197,089	9/18/24	(17,425)
USD	10,809,852	EUR	9,992,337	9/18/24	(28,096)
USD	17,401,114	EUR	16,085,123	9/18/24	(45,227)
USD	24,561,058	EUR	22,703,583	9/18/24	(63,837)
USD	51,257,416	EUR	47,380,982	9/18/24	(133,223)
USD	5,610,912	IDR	91,544,000,000	9/18/24	(17,465)
USD	11,242,014	IDR	183,165,795,188	9/18/24	(19,523)
USD	14,055,293	IDR	229,031,000,000	9/18/24	(26,163)
USD	70,142,314	IDR	1,143,726,543,528	9/18/24	(177,141)
USD	18,717,299	PEN	69,473,000	9/18/24	135,352
USD	42,146	PEN	159,000	9/18/24	(382)

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	145,795	PEN	548,080	9/18/24	$ (800)
USD	475,624	PEN	1,800,000	9/18/24	(5,822)
USD	552,923	PEN	2,089,000	9/18/24	(5,822)
USD	4,792,716	PEN	18,081,000	9/18/24	(43,410)
USD	2,309,776	PEN	8,816,415	9/18/24	(48,351)
USD	16,579,760	PEN	62,327,463	9/18/24	(90,970)
USD	4,556,050	PEN	17,385,885	9/18/24	(94,154)
USD	9,392,742	PEN	35,853,862	9/18/24	(197,093)
USD	9,722,371	PEN	37,103,000	9/18/24	(201,570)
USD	65,090,124	PEN	245,917,000	9/18/24	(685,311)
USD	56,731,404	PEN	214,700,000	9/18/24	(694,418)
					$(1,352,724)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	29,928	USD	32,565	Australia and New Zealand Banking Group Limited	8/9/24	$ —	$ (165)
EUR	425,751	USD	463,116	UBS AG	8/9/24	—	(2,200)
EUR	403,610	USD	440,495	UBS AG	8/9/24	—	(3,548)
EUR	1,180,420	USD	1,283,917	UBS AG	8/9/24	—	(5,999)
EUR	2,729,180	USD	2,982,145	UBS AG	8/9/24	—	(27,546)
EUR	47,123,383	CZK	1,166,068,117	JPMorgan Chase Bank, N.A.	9/18/24	1,391,696	—
EUR	1,901,120	USD	2,041,293	Goldman Sachs International	9/18/24	20,711	—
MXN	9,500,492	USD	500,096	Standard Chartered Bank	9/18/24	6,136	—
MXN	4,000,000	USD	224,022	Standard Chartered Bank	9/18/24	—	(10,883)
MXN	4,700,000	USD	264,221	Standard Chartered Bank	9/18/24	—	(13,782)
NZD	161,501	USD	98,940	Australia and New Zealand Banking Group Limited	9/18/24	—	(2,818)
PEN	96,364,000	USD	25,113,304	Standard Chartered Bank	9/18/24	661,181	—
USD	6,506,044	CAD	8,888,742	State Street Bank and Trust Company	9/18/24	59,040	—
USD	39,759	CAD	54,320	State Street Bank and Trust Company	9/18/24	361	—
USD	2,275,370	NZD	3,687,396	Bank of America, N.A.	9/18/24	80,687	—
USD	360,646	NZD	584,452	Bank of America, N.A.	9/18/24	12,789	—
USD	3,448,766	PEN	13,157,838	Standard Chartered Bank	9/18/24	—	(70,562)
USD	232,588	ZAR	4,418,515	Bank of America, N.A.	9/18/24	—	(9,137)
USD	47,105,198	ZAR	873,188,585	Barclays Bank PLC	9/18/24	—	(664,485)
USD	46,166,183	ZAR	856,593,217	Standard Chartered Bank	9/18/24	—	(695,614)
USD	385,761	ZAR	7,030,882	UBS AG	9/18/24	1,121	—
USD	43,787,023	CNH	316,000,000	BNP Paribas	9/19/24	—	(113,294)
USD	16,234,773	CNH	117,000,000	Citibank, N.A.	9/19/24	—	(19,458)
USD	55,328,579	CNH	399,354,877	HSBC Bank USA, N.A.	9/19/24	—	(151,819)

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	64,839,432	CNH	468,000,000	JPMorgan Chase Bank, N.A.	9/19/24	$ —	$ (177,493)
USD	1,382,814	EUR	1,272,321	HSBC Bank USA, N.A.	10/31/24	17	—
USD	1,464,982	EUR	1,348,123	HSBC Bank USA, N.A.	10/31/24	—	(200)
USD	3,211,319	OMR	1,237,000	Standard Chartered Bank	1/8/25	—	(262)
USD	5,293,684	OMR	2,039,000	Standard Chartered Bank	1/15/25	14	—
USD	981,257	OMR	378,000	BNP Paribas	1/29/25	—	(66)
USD	24,125,500	OMR	9,293,625	Standard Chartered Bank	1/29/25	—	(1,631)
USD	4,828,281	SAR	18,220,000	Standard Chartered Bank	6/18/25	—	(18,818)
						$2,233,753	$(1,989,780)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	11,427	Long	9/30/24	$1,232,866,172	$23,018,731
U.S. 10-Year Treasury Note	44	Long	9/19/24	4,919,750	35,243
U.S. Long Treasury Bond	66	Long	9/19/24	7,971,562	246,161
U.S. Ultra 10-Year Treasury Note	32	Long	9/19/24	3,698,500	105,483
U.S. Ultra-Long Treasury Bond	58	Long	9/19/24	7,422,188	227,810
Euro-Bobl	(103)	Short	9/6/24	(13,099,044)	(246,480)
Euro-Bund	(364)	Short	9/6/24	(52,681,458)	(1,600,623)
Euro-Buxl	(1)	Short	9/6/24	(145,822)	(8,356)
Euro-Schatz	(71)	Short	9/6/24	(8,150,776)	(68,389)
Japan 10-Year Bond	(180)	Short	9/12/24	(171,486,933)	214,689
U.S. 2-Year Treasury Note	(22)	Short	9/30/24	(4,518,078)	(9,808)
U.S. 5-Year Treasury Note	(120)	Short	9/30/24	(12,946,875)	(38,365)
U.S. 10-Year Treasury Note	(161)	Short	9/19/24	(18,001,813)	(117,111)
U.S. Ultra-Long Treasury Bond	(1,737)	Short	9/19/24	(222,281,719)	(6,618,135)
					$15,140,850

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 823,912
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	2,942,092
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	511,440
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	511,440
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	510,761
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	583,887
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(979,071)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(3,301,021)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(554,928)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(554,928)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(556,945)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(690,244)
EUR	5,870	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	477,972
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,448,418)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(3,115,619)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(664,184)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(244,219)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,379,707
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	344,452
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	166,782
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	253,654

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	$ 348,531
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	339,038
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	325,916
USD	7,955	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	126,952
							$(463,041)
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,535,628
								$2,535,628
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	15,985,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	$ 424,534	$ —	$ 424,534
CLP	10,920,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	285,443	—	285,443
CLP	5,285,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	87,227	—	87,227
CLP	13,103,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	199,796	—	199,796
CLP	7,128,694	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	102,727	—	102,727
CLP	13,102,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	177,827	—	177,827

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	6,551,306	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	$ 72,452	$ —	$ 72,452
CNY	305,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.25% (pays quarterly)	3/20/29	894,213	—	894,213
CNY	770,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	3/20/29	2,328,271	—	2,328,271
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.00% (pays quarterly)	6/18/29	125,661	—	125,661
CNY	133,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.00% (pays quarterly)	6/18/29	178,710	—	178,710
CNY	93,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.01% (pays quarterly)	6/18/29	133,468	—	133,468
COP	91,462,500	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.83% (pays quarterly)	9/18/29	77,895	—	77,895
CZK	498,700	Pays	6-month CZK PRIBOR (pays semi-annually)	3.39% (pays annually)	9/18/29	133,662	—	133,662
CZK	99,886	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	247,439	—	247,439
CZK	199,772	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	505,395	—	505,395
CZK	300,341	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	768,063	—	768,063
CZK	386,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.98% (pays annually)	9/20/33	1,005,550	—	1,005,550
HUF	3,847,239	Pays	6-month HUF BUBOR (pays semi-annually)	5.66% (pays annually)	9/18/29	60,729	—	60,729
HUF	3,802,061	Pays	6-month HUF BUBOR (pays semi-annually)	5.76% (pays annually)	9/18/29	103,277	—	103,277
INR	904,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	14,713	—	14,713
INR	912,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	17,579	—	17,579
INR	924,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	17,568	—	17,568
INR	1,450,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.25% (pays semi-annually)	9/18/29	28,651	—	28,651
JPY	2,500,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.41% (pays annually)	9/20/53	786,908	—	786,908
PLN	92,700	Pays	6-month PLN WIBOR (pays semi-annually)	4.81% (pays annually)	9/18/29	156,685	—	156,685
THB	361,820	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	83,761	—	83,761

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	459,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	$ 107,841	$ —	$ 107,841
THB	457,800	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	109,015	—	109,015
THB	367,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.36% (pays semi-annually)	9/18/29	88,854	—	88,854
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	344,180	—	344,180
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	444,441	—	444,441
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	407,041	—	407,041
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	932,868	—	932,868
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	308,437	—	308,437
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	1,205,155	—	1,205,155
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	356,854	—	356,854
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	352,415	—	352,415
USD	10,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(24,910)	—	(24,910)
USD	65,150	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(159,230)	—	(159,230)
USD	38,900	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	75,541	—	75,541
USD	38,900	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	80,090	—	80,090
Total						$13,646,796	$ —	$13,646,796
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	192,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$(254,636)
Goldman Sachs International	MYR	74,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	6/19/29	141,255
JPMorgan Chase Bank, N.A.	MYR	112,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(161,737)
JPMorgan Chase Bank, N.A.	MYR	119,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(169,325)

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	MYR	68,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	6/19/29	$ 131,205
Nomura International PLC	MYR	238,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	(269,630)
Standard Chartered Bank	MYR	119,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(157,821)
Standard Chartered Bank	MYR	82,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.69% (pays quarterly)	6/19/29	163,606
Total							$(577,083)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$7,651	1.00% (pays quarterly)(1)	6/20/29	$ 182,318	$(110,484)	$ 71,834
Malaysia	20,400	1.00% (pays quarterly)(1)	6/20/29	(538,085)	508,229	(29,856)
Total				$(355,767)	$397,745	$41,978
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 817,043,166 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$(41,439)
				$(41,439)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate

FBIL	– Financial Benchmarks India Ltd.
HICP	– Harmonised Indices of Consumer Prices
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average

STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
THB	– Thai Baht
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand
Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2024 were $922,938 or less than 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/4/24	On Demand(1)	3.00%	USD	1,427,195	$1,433,974
JPMorgan Chase Bank, N.A.	5/29/24	On Demand(1)	5.55	NZD	69,942,919	42,024,401
JPMorgan Chase Bank, N.A.	5/30/24	On Demand(1)	5.55	NZD	23,480,224	14,099,205
JPMorgan Chase Bank, N.A.	5/31/24	On Demand(1)	5.55	NZD	101,911,247	61,185,450
JPMorgan Chase Bank, N.A.	6/4/24	On Demand(1)	5.55	NZD	49,181,252	29,522,916
JPMorgan Chase Bank, N.A.	6/5/24	On Demand(1)	5.55	NZD	23,948,443	14,373,766
JPMorgan Chase Bank, N.A.	6/6/24	On Demand(1)	5.55	NZD	79,549,019	47,715,828
MUFG Securities Americas, Inc.	7/24/24	On Demand(1)	5.55	USD	117,571,782	117,716,788
Total						$328,072,328
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of collateralized mortgage obligations, foreign corporate bonds and sovereign government bonds having an aggregate market value of $344,832,346.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2024.

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2024, the Portfolio owned the following securities (representing 1.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$19,531,704
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	1,657,661
Mt. Logan Re Ltd., Series 19, Preference Shares	2/6/24	7,464	7,463,900	8,746,659
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000	34,000,000	36,203,200
Sussex Capital Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	11,541
Sussex Capital Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	25,504
Sussex Capital Ltd., Designated Investment Series 5, 6/20	6/30/20	434	64,320	0
Sussex Capital Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	0
Sussex Capital Ltd., Designated Investment Series 5, 12/21	1/24/22	958	952,280	0
Sussex Capital Ltd., Designated Investment Series 5, 11/22	3/11/22	958	956,716	0
Sussex Capital Ltd., Designated Investment Series 15, 12/21	1/24/22	743	738,092	0
Sussex Capital Ltd., Designated Investment Series 15, 11/22	3/11/22	721	720,077	0
Sussex Capital Ltd., Series 5, Preference Shares	12/17/18	120	52,889	508,210
Sussex Capital Ltd., Series 15, Preference Shares	6/1/21	100	70,624	330,390
Sussex Re Ltd., Series 2020A	1/21/20	4,081,939	0	154,706
Sussex Re Ltd., Series 2021A	1/14/21	4,154,232	0	304,505
Total Restricted Securities			$53,332,073	$67,474,080
Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $16,962,561, which represents 0.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$422,234,524	$1,968,110,823	$(2,373,382,786)	$ —	$ —	$16,962,561	$8,334,244	16,962,561
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 485,538,909	$ —	$ 485,538,909
Closed-End Funds	7,921,845	—	—	7,921,845
Collateralized Mortgage Obligations	—	1,645,347,699	—	1,645,347,699
Commercial Mortgage-Backed Securities	—	49,815,630	—	49,815,630
Common Stocks	1,570,988	4,355,304*	—	5,926,292
Convertible Bonds	—	124,114,867	—	124,114,867
Convertible Preferred Stocks	5,460,172	—	—	5,460,172
Exchange-Traded Funds	13,274,882	—	—	13,274,882
Foreign Corporate Bonds	—	265,263,193	0	265,263,193
Insurance Linked Securities	—	—	119,484,181	119,484,181
Loan Participation Notes	—	—	8,132,983	8,132,983
Senior Floating-Rate Loans	—	17,407,254	—	17,407,254
Sovereign Government Bonds	—	738,489,077	—	738,489,077
U.S. Department of Agriculture Loans	—	15,206,119	—	15,206,119
U.S. Government Agency Commercial Mortgage-Backed Securities	—	13,463,356	—	13,463,356
U.S. Government Agency Mortgage-Backed Securities	—	1,224,876,979	—	1,224,876,979
U.S. Government Guaranteed Small Business Administration Loans	—	8,107,888	—	8,107,888
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	16,962,561	—	—	16,962,561
Sovereign Government Securities	—	25,018,288	—	25,018,288
U.S. Treasury Obligations	—	36,759,913	—	36,759,913
Total Investments	$45,190,448	$4,653,764,476	$127,617,164	$4,826,572,088
Forward Foreign Currency Exchange Contracts	$ —	$ 3,565,129	$ —	$ 3,565,129
Futures Contracts	23,848,117	—	—	23,848,117
Swap Contracts	—	28,631,484	—	28,631,484
Total	$69,038,565	$4,685,961,089	$127,617,164	$4,882,616,818
Liability Description
Written Interest Rate Swaptions	$ —	$ (97)	$ —	$ (97)
Forward Foreign Currency Exchange Contracts	—	(4,673,880)	—	(4,673,880)
Futures Contracts	(8,707,267)	—	—	(8,707,267)
Swap Contracts	—	(13,886,390)	—	(13,886,390)
Total	$(8,707,267)	$ (18,560,367)	$ —	$ (27,267,634)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Opportunities Portfolio
July 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Miscellaneous	Total
Balance as of October 31, 2023	$0	$63,870,436	$15,902,788	$0	$79,773,224
Realized gains (losses)	—	7,944,932	(502,607)	198,378	7,640,703
Change in net unrealized appreciation (depreciation)	(628,325)	1,306,120	316,408	—	994,203
Cost of purchases	—	88,463,900	—	—	88,463,900
Proceeds from sales, including return of capital	—	(42,101,207)	(7,748,948)	(198,378)	(50,048,533)
Accrued discount (premium)	—	—	165,342	—	165,342
Transfers to Level 3(1)	628,325	—	—	—	628,325
Transfers from Level 3	—	—	—	—	—
Balance as of July 31, 2024	$ 0	$119,484,181	$ 8,132,983	$ 0	$127,617,164
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2024	$(628,325)	$ 5,093,927	$ 256,691	$ —	$ 4,722,293
(1)	Transferred from Level 2 to Level 3 due to restrictions imposed on the sale of the investment.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2024:
Type of Investment	Fair Value as of July 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	80,014,869	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	8,132,983	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.25% - 6.24%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.29% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $39,469,312 were primarily valued on the basis of broker quotations.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.